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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:    811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited)

Principal Amount	Borrower/Tranche Description	Fair Value
SENIOR LOANS*: 141.3%
Aerospace & Defense: 2.4%
$9,975,000	Delta, New Term Loan, 5.500%, due 04/20/17	$9,563,531
497,500	Delta, Pacific Route First Lien Term Loan, 4.250%, due 03/07/16	477,911
710,526	Forgings International Ltd., Tranche B Dollar Term Loan, 4.869%, due 12/18/15	651,316
710,526	Forgings International Ltd., Tranche C Dollar Term Loan, 5.369%, due 12/20/16	651,316
2,084,250	Transdigm, Inc., 1st Lien Term Loan, 4.000%, due 02/14/17	2,073,829
3,958,444	United Airlines, Inc., Term Loan, 2.313%, due 02/03/14	3,785,262
2,958,333	US Airways, Term Loan, 2.760%, due 03/21/14	2,553,042
		19,756,207
Automotive: 6.5%
1,810,000	Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	1,820,181
3,155,637	Avis Budget Car Rental, LLC, Term Loan B, 5.750%, due 04/19/14	3,168,787
9,975,000	Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	9,191,963
1,710,526	Delphi Corporation, Term Loan B, 3.500%, due 03/31/17	1,704,112
4,580,752	Federal-Mogul Corporation, Term Loan B, 2.188%, due 12/29/14	4,251,510
2,337,118	Federal-Mogul Corporation, Term Loan C, 2.188%, due 12/28/15	2,169,138
5,100,000	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	5,119,125
3,742,140	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	3,629,875
7,978,405	KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	7,878,675
2,686,500	Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	2,651,240
3,431,606	Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	3,380,132
795,507	Tomkins, Inc., Term Loan A, 4.250%, due 09/21/15	791,530
3,455,867	Tomkins, Inc., Term Loan B, 4.250%, due 09/21/16	3,429,948
1,265,438	Transtar Holding Company, First Lien Term Loan, 4.500%, due 12/21/16	1,233,802
3,351,502 (4)	UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	3,368,259
		53,788,277
Beverage, Food & Tobacco: 3.4%
3,960,000	Advance Pierre Foods, First Lien Term Loan, 7.000%, due 09/30/16	3,947,625
1,000,000 (4)	B&G Foods, Inc., Term Loan B, due 11/15/18	1,003,750
900,027	Bolthouse Farms, Inc, First Lien Term Loan, 5.500%, due 02/11/16	894,402
1,197,000	Clement Pappas, $230mm Term Loan, 6.502%, due 08/14/17	1,189,519
2,992,500	Del Monte Corporation, Term Loan B, 4.500%, due 03/08/18	2,850,356
872,812	Dole Food Company, Inc., Term Loan B US Borrower, 5.045%, due 07/06/18	871,358
1,620,938	Dole Food Company, Inc., Term Loan C Solvest, 5.032%, due 07/06/18	1,618,235
1,995,000	JBS USA, Inc. (FKA Swift), Term Loan, 4.250%, due 05/25/18	1,965,075

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Beverage, Food & Tobacco: (continued)
	$5,732,350		Pinnacle Foods Holding Corporation, Term Loan B, 2.777%, due 04/02/14	$5,648,159
	3,000,000		Pinnacle Foods Holding Corporation, Term Loan D, 6.000%, due 04/02/14	3,018,000
EUR	666,192		Selecta, EUR Facility B4, 4.147%, due 06/28/15	639,993
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.981%, due 02/07/15	448,831
GBP	2,671,660		United Biscuits Holdco Limited, GBP Term Loan B1, 3.243%, due 12/15/14	3,922,927
				28,018,230
Buildings & Real Estate: 2.3%
$2,238,750			Armstrong World Industries, Inc., Term Loan B, 4.000%, due 03/09/18	2,214,498
	7,589,923		Capital Automotive L.P., Term Loan, 5.000%, due 03/10/17	7,381,200
	812,542		Custom Building Products, Inc., Term Loan, 4.260%, due 03/19/15	792,229
	5,895,116		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	5,897,574
	888,061		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	885,286
	1,462,500		LNR Property Corporation, Term Loan, 4.750%, due 04/29/16	1,447,875
				18,618,662
Cargo Transport: 1.4%
	4,765,563	(4)	Baker Tanks, Inc., Term Loan, 5.000%, due 06/01/18	4,735,778
	869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.369%, due 08/31/16	804,101
	702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.428%, due 08/31/16	651,325
	2,168,551		Ceva Group PLC, Extended Tranche B Term Loan, 5.428%, due 08/31/16	2,005,910
	2,745,716		Inmar, Inc., Term Loan B, 6.500%, due 08/04/17	2,759,444
	1,009,073		US Shipping Partners L.P., First Lien Term Loan, 9.200%, due 08/07/13	880,837
				11,837,395
Chemicals, Plastics & Rubber: 4.3%
	4,365,000		Chemtura Corporation, Term Loan, 5.500%, due 08/27/16	4,384,097
	2,075,556	(4)	Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.119%, due 11/15/14	2,047,882
	2,557,494		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	2,557,494
	1,845,179		Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	1,859,018
	2,149,532		Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	2,165,653
	1,128,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.499%, due 05/03/13	1,094,160
	2,881,248		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C1B, 4.000%, due 05/05/15	2,761,195
	1,294,138		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C2B, 4.125%, due 05/05/15	1,240,215
	1,146,628		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.187%, due 05/05/15	1,089,296
	957,500		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C5B, 4.000%, due 05/05/15	914,413

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount	Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber: (continued)
	$992,228	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.125%, due 05/05/15	$947,578
	1,360,000	OM Group, Inc, Term Loan B USD, 5.750%, due 08/02/17	1,353,200
	1,287,000	Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	1,272,521
	5,369,475	Styron S.A.R.L., Term Loan B, 6.000%, due 08/02/17	4,644,596
	666,667	Taminco, Term Loan B2 USD, 2.260%, due 08/31/15	650,000
	666,667	Taminco, Term Loan C2 USD, 3.510%, due 08/31/16	650,000
	6,272,700	Univar Inc., Term Loan B, 5.000%, due 06/30/17	6,100,200
			35,731,518
Containers, Packaging & Glass: 4.3%
	4,722,827	Berry Plastics Corporation, $1,200MM Term Loan C, 2.252%, due 04/03/15	4,480,782
	2,741,690	Bway Holding Corporation, Term Loan B, 4.500%, due 02/23/18	2,686,857
	252,736	Bway Holding Corporation, Term Loan C, 4.500%, due 02/23/18	247,681
	5,860,313	Husky Injection Molding Systems, Ltd, Term Loan B, 6.500%, due 06/30/18	5,843,218
	997,500	Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	982,538
EUR	995,000	Reynolds Group Holdings Inc, Eur Term Loan, 6.750%, due 02/09/18	1,313,487
	$6,000,000	Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	5,917,500
	8,258,500	Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	8,093,329
EUR	740,625	Sealed Air Corporation, Euro Term Loan B, 5.500%, due 10/03/18	997,592
	$1,678,750	Sealed Air Corporation, Term Loan B, 4.750%, due 10/03/18	1,694,837
	2,864,790	Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	2,846,885
			35,104,706
Data and Internet Services: 9.2%
	2,638,200	Avaya Inc., Term Loan B-1, 3.256%, due 10/24/14	2,459,180
	8,291,524	Avaya Inc., Term Loan B-3, 5.006%, due 10/26/17	7,352,509
	4,351,757	Carlson Wagonlit Holdings B.V., Term Loan B2 ($ tranche), 4.178%, due 08/04/14	4,134,169
	4,207,231	CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15	4,215,120
	1,191,015	Fifth Third Processing Solutions, Term Loan B-1, 4.500%, due 11/03/16	1,185,060
	2,108,125	First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	2,097,584
	10,000,000	First Data Corporation, Extended Term Loan B, 4.257%, due 03/23/18	8,380,000
	3,235,285	First Data Corporation, Term Loan B1, 3.007%, due 09/24/14	2,871,315
	73,740	First Data Corporation, Term Loan B2, 3.007%, due 09/24/14	65,490

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Data and Internet Services: (continued)
$9,395,340			First Data Corporation, Term Loan B3, 3.007%, due 09/24/14	$8,344,236
4,900,000		(4)	Go Daddy Operating Company, LLC, Term Loan, due 09/29/17	4,900,000
2,992,500			Mercury Payment Systems LLC, Term Loan B, 6.500%, due 07/03/17	2,988,759
3,031,999			Orbitz Worldwide, Inc., Term Loan, 3.372%, due 07/25/14	2,621,164
2,205,555			Property Data I, Inc., Term Loan B, 7.000%, due 12/21/16	1,885,750
10,993,136			Sabre Inc., First Lien Term Loan, 2.307%, due 09/30/14	9,063,842
1,900,000			Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, due 10/15/17	1,879,417
5,397,887			Trans Union LLC, Term Loan B, 4.750%, due 02/12/18	5,354,710
2,526,694			Transfirst Holdings, Inc., First Lien Term Loan, 3.010%, due 06/15/14	2,340,350
676,705			Travelport, Inc., Delayed Draw Term Loan extended, 4.869%, due 08/21/15	565,895
421,022			Travelport, Inc., Term Loan B ($) Extended, 4.869%, due 08/21/15	352,079
136,295			Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.869%, due 08/21/15	113,976
2,500,000			Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	2,225,000
				75,395,605
Diversified / Conglomerate Manufacturing: 2.9%
1,489,242			Doncasters Group Limited, Facility B2, 4.293%, due 05/15/15	1,227,507
1,489,242			Doncasters Group Limited, Facility C2, 4.793%, due 05/13/16	1,227,507
3,876,087			Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, due 05/31/16	3,648,367
1,994,975			Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, due 05/31/16	1,877,770
1,215,262			EPD, Inc., 1st lien Term Loan, 2.760%, due 07/31/14	1,109,307
174,061			EPD, Inc., Delayed draw Term Loan, 2.760%, due 07/31/14	158,885
EUR	287,397	(4)	ISS Holding A/S, Extended Term Loan B 10 EUR, 5.029%, due 04/30/15	375,581
EUR	162,716	(4)	ISS Holding A/S, Extended Term Loan B5 EUR, 5.029%, due 04/30/15	212,644
EUR	29,033	(4)	ISS Holding A/S, Extended Term Loan B6 EUR, 5.029%, due 04/30/15	37,942
EUR	21,738	(4)	ISS Holding A/S, Extended Term Loan B7 EUR, 5.029%, due 04/30/15	28,409
EUR	153,681	(4)	ISS Holding A/S, Extended Term Loan B8 EUR, 5.029%, due 04/30/15	200,836
EUR	2,052,835	(4)	ISS Holding A/S, Extended Term Loan B9 EUR, 5.029%, due 04/30/15	2,682,722
$2,616,828			Rexnord Corporation / RBS Global, Inc., Term Loan B, 2.894%, due 07/19/13	2,589,024
3,202,817			Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, due 05/09/17	3,146,768
4,400,000			Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	4,331,250
1,197,000			Waterpik, Term Loan, 6.751%, due 08/10/17	1,179,045
				24,033,564
Diversified / Conglomerate Service: 3.9%
6,730,092			Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	6,107,558
2,613,737			Brand Services, Inc., Existing Sr Sec 1st Lien, 2.625%, due 02/07/14	2,143,264

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service: (continued)
$1,143,354		Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.805%, due 02/07/14	$948,983
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	232,500
1,492,500		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,440,263
3,189,865	(4)	Catalina Marketing Corporation, Term Loan B, 3.010%, due 10/01/14	3,046,321
849,477		Coach America Holdings, Inc., First Lien Term Loan B, 7.250%, due 04/18/14	553,859
182,965		Coach America Holdings, Inc., Synthetic L/C Facility, 5.923%, due 04/20/14	117,098
2,992,500		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	2,513,700
2,680,769		MoneyGram International, Inc., First Lien Term Loan, 4.500%, due 11/17/17	2,645,584
1,700,000	(4)	MoneyGram International, Inc., Tranche B-1 Lender, due 11/17/17	1,678,750
447,875		ServiceMaster Company, Delayed Draw Term Loan, 2.760%, due 07/24/14	425,481
4,497,410		ServiceMaster Company, Term Loan B, 2.767%, due 07/24/14	4,272,540
1,647,883		Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,565,489
2,571,757		West Corp, Term Loan B-4, 4.612%, due 07/15/16	2,558,898
2,272,707		West Corp, Term Loan B-5, 4.626%, due 07/15/16	2,258,502
			32,508,790
Ecological: 0.7%
775,305		Synagro Technologies, Inc., 1st lien Term Loan, 2.250%, due 04/02/14	662,886
485,000		Synagro Technologies, Inc., 2nd lien Term Loan, 5.000%, due 10/02/14	383,150
4,982,481		Waste Industries USA, Inc., Term loan, 4.750%, due 03/17/17	4,882,831
			5,928,867
Electronics: 7.2%
5,221,123		Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	5,195,018
4,650,000		Attachmate Corporation, 1st Lien Term Loan, 6.500%, due 04/27/17	4,535,689
4,800,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	4,584,000
921,076		CDW LLC, Extended Term Loan B, 4.000%, due 07/14/17	870,993
3,003,679		Dealer Computer Services Inc., Term Loan B, 3.750%, due 04/20/18	2,995,869
6,184,500		Eagle Parent, Inc., Term Loan B, 5.000%, due 05/16/18	5,864,965
56,830		FCI International S.A.S., Term Loan A1, 2.845%, due 09/30/12	55,504
51,965		FCI International S.A.S., Term Loan A2, 2.845%, due 09/30/12	50,752
12,701,170	(4)	Freescale Semiconductor, Inc., Term Loan B-2, 4.496%, due 12/01/16	12,066,111
172,386		Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 6.000%, due 07/28/15	162,043

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Electronics: (continued)
$477,128			Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B-1 Term Loan, 5.003%, due 07/28/15	$454,465
EUR	711,705		Infor Enterprise Solutions Holdings, Inc., Extended Initial Euro Term Loan, 6.306%, due 07/28/15	886,123
$346,149			Infor Enterprise Solutions Holdings, Inc., Extended Initial U.S. Term Loan, 6.000%, due 07/28/15	325,380
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., Inital Euro Loan (2nd Lien), 7.447%, due 03/03/14	539,120
$2,240,000			Kronos Incorporated, Second Lien Term Loan, 6.119%, due 06/11/15	2,111,200
6,234,375			Lawson Software, Inc., Term Loan, 6.750%, due 07/05/17	6,101,894
3,610,186			Microsemi Corporation, Term Loan, 5.750%, due 02/02/18	3,619,212
4,923,000			Open Link Financial, Inc., Term Loan, 7.750%, due 10/28/17	4,929,154
4,380,810		(4)	Spansion LLC, Term Loan, 4.750%, due 02/09/15	4,347,954
				59,695,446
Finance: 4.0%
1,742,032			BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, due 12/19/16	1,759,452
4,151,607			BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	4,193,123
5,248,674			Fidelity National Information Services, Inc., Term Loan B 2016, 5.250%, due 07/18/16	5,270,547
2,140,500		(4)	Fundtech, Term Loan, due 11/15/17	2,111,069
4,950,125			Interactive Data Corporation, Term Loan B, 4.500%, due 02/12/18	4,888,248
5,284,549			LPL Holdings, Inc., Extended First Lien Term Loan D 2015, 4.250%, due 06/25/15	5,277,942
1,912,739			LPL Holdings, Inc., Incremental First Lien Term Loan 2017, 5.250%, due 06/28/17	1,927,085
2,947,159			MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	2,928,739
2,000,000		(4)	Nuveen Investments, Inc., First-Lien Incremental Term Loan, due 05/13/17	1,965,000
2,636,835			Nuveen Investments, Inc., Term Loan 2017, 5.898%, due 05/12/17	2,511,586
				32,832,791
Foreign Cable, Foreign TV, Radio and Equipment: 1.5%
EUR	63,790		Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 4.865%, due 06/16/14	70,447
EUR	155,513		Numericable (YPSO France SAS), EUR Tranche Recap B1, 4.865%, due 06/16/14	171,744
EUR	104,078		Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 4.865%, due 06/16/14	114,940
EUR	225,897		Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.615%, due 12/31/15	249,051
EUR	424,283		Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.615%, due 12/31/15	467,772
EUR	5,268,168		UPC Broadband Holding B.V, Term Loan S, 5.118%, due 12/31/16	6,609,861

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	3,648,797		UPC Broadband Holding B.V, Term Loan U, 5.368%, due 12/31/17	$4,607,691
				12,291,506
	Gaming: 4.0%
$3,300,000		(4)	Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15	3,264,938
	1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,215,500
	1,214,916		Cannery Casino Resorts, LLC, Delay Draw Term Loan, 4.510%, due 05/20/13	1,124,557
	1,458,046		Cannery Casino Resorts, LLC, Term Loan B, 4.510%, due 05/17/13	1,349,604
	535,170	(2)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 6.000%, due 06/06/14	156,537
	1,070,339	(2)(3)	Fontainebleau Las Vegas, LLC, Term Loan, 6.000%, due 06/06/14	313,074
	767,143		Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	766,184
	2,144,730		Golden Nugget, Inc., 1st Lien Term Loan, 3.260%, due 06/30/14	1,745,274
	1,220,862		Golden Nugget, Inc., Delayed Draw Term Loan, 3.260%, due 06/30/14	993,476
	2,415,817		Harrahs Operating Company, Inc, Term Loan B1, 3.418%, due 01/28/15	2,056,841
	7,249,697		Harrahs Operating Company, Inc, Term Loan B2, 3.362%, due 01/28/15	6,180,367
	3,131,104		Harrahs Operating Company, Inc, Term Loan B3, 3.417%, due 01/28/15	2,671,224
	3,523,257		Harrahs Operating Company, Inc, Term Loan B4 (Incremental), 9.500%, due 10/31/16	3,483,621
	2,133,875		Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, due 11/01/13	2,128,096
	1,090,871		Las Vegas Sands, LLC, Delayed Draw Term Loan I (Extended), 2.840%, due 11/23/16	1,044,509
	4,444,879		Las Vegas Sands, LLC, Term Loan B (Extended), 2.840%, due 11/23/16	4,272,640
				32,766,442
	Grocery: 0.3%
	2,554,642	(4)	Roundys Supermarkets, Inc., Extended Term Loan B, 7.000%, due 11/03/13	2,507,808
				2,507,808
Healthcare, Education and Childcare: 16.5%
	5,000,000		Alere US Holdings, LLC, Term Loan B, 4.500%, due 06/30/17	4,893,750
	8,400,000	(4)	Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	8,417,497
	5,298,222	(4)	Catalent Pharma Solutions, Inc., Term Loan B, 2.510%, due 04/10/14	5,026,688
	1,757,534		CHG Medical Staffing, Inc., 1st Lien Term Loan, 5.500%, due 10/03/16	1,755,337
	2,076,374		CHS/Community Health Systems, Inc., Non extended Term Loan B, 2.754%, due 07/25/14	2,010,449
	107,200		CHS/Community Health Systems, Inc., Non-extended Delayed Draw Term Loan B, 2.510%, due 07/25/14	103,796
	5,027,112		ConvaTec, Term Loan B USD, 5.750%, due 12/22/16	4,932,854

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
$1,240,625			Davita Inc., Term Loan B, 4.500%, due 10/20/16	$1,234,422
	5,984,642		Drumm Investors LLC, Term loan B, 5.000%, due 05/04/18	5,146,792
	2,900,000		Emdeon, Inc., Term loan B, 6.750%, due 10/15/18	2,917,673
	6,173,987		Emergency Medical Services Corporation, Term loan B, 5.250%, due 05/25/18	5,998,418
	1,468,473		Endo Pharmaceuticals Holdings Inc., Term loan B, 4.000%, due 06/18/18	1,475,357
	32,575		Gambro Holding AB, Term Loan B2 USD, 2.219%, due 06/05/14	32,392
SEK	41,155		Gambro Holding AB, Term Loan B4 SEK, 4.290%, due 06/05/14	6,041
SEK	41,842		Gambro Holding AB, Term Loan B5 SEK, 4.290%, due 06/05/14	6,142
$32,575			Gambro Holding AB, Term Loan C2 USD, 3.219%, due 06/05/15	32,392
SEK	41,155		Gambro Holding AB, Term Loan C4 SEK, 5.290%, due 06/05/15	6,041
SEK	41,842		Gambro Holding AB, Term Loan C5 SEK, 5.290%, due 06/08/15	6,142
$2,842,875			Grifols S.A, Term Loan B USD, 6.000%, due 06/01/17	2,845,243
	2,405,625		Harlan Sprague Dawley, Inc., Term Loan B, 3.890%, due 07/11/14	2,060,820
	4,032,500	(4)	Health Management Associates, Inc., Term B, due 11/22/18	4,016,120
	1,976,518		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	1,962,518
	6,328,225		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	6,135,739
	5,000,000		Immucor, Inc., Term loan B, 7.250%, due 08/17/18	5,029,165
	4,655,771		IMS Health Incorporated, Term Loan B, 4.500%, due 08/25/17	4,644,616
	4,399,950		inVentiv Health Inc., Original term loan B, 6.500%, due 08/04/16	4,333,950
	2,552,363		inVentiv Health Inc., Term B-3, 6.750%, due 05/15/18	2,514,077
	10,000,000		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	10,062,500
	1,599,080		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	1,592,084
	4,676,273		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	4,157,987
	2,400,000	(4)	Pharmaceutical Product Development, Inc., Bank Term Loan B, due 11/30/18	2,368,999
	293,187		Physicians Oncology Services, L.P., Delayed Draw term loan $25mm, 6.250%, due 01/31/17	281,459
	2,413,285		Physicians Oncology Services, L.P., Term loan, 6.250%, due 01/31/17	2,316,753
	5,985,000		Quintiles Transnational Corp., Term Loan B, 5.000%, due 06/08/18	5,845,352
	4,588,500		Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	4,502,466
	1,196,528		Skilled Healthcare Group, Inc., New Term Loan, 5.288%, due 04/08/16	1,117,258
	1,433,333		Sun Healthcare Group Inc., Term Loan B, 7.500%, due 10/15/16	1,098,292
	4,645,826		Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	4,622,597
	2,872,781		Surgical Care Affiliates LLC, Extended Term Loan, 4.372%, due 12/29/14	2,757,870
	1,885,275		Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, due 06/29/18	1,753,306
	2,857,422		Universal Health Services, Inc., Amended Tranche B, 4.000%, due 11/15/16	2,843,135

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
$5,211,460		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	$5,159,346
EUR	1,000,000	Vitalia, Term Loan B, 5.698%, due 06/29/18	1,308,891
EUR	2,443,750	VWR International Inc., EURO Term Loan B, 3.697%, due 06/27/14	3,140,594
$1,466,250		VWR International Inc., Term Loan B, 2.760%, due 06/30/14	1,414,931
$1,023,429		Warner Chilcott Company LLC, Term B-1, 4.250%, due 03/15/18	1,012,555
511,714		Warner Chilcott Company LLC, Term B-2, 4.250%, due 03/15/18	506,277
703,607		Warner Chilcott Company LLC, Term B-3, 4.250%, due 03/15/18	696,131
			136,103,214
Home & Office Furnishings: 1.3%
EUR	745,552	Global Garden Products Italy S.P.A., Term 1 Loan Facility, 3.973%, due 08/31/16	791,362
EUR	745,552	Global Garden Products Italy S.P.A., Term 2 Loan Facility, 3.973%, due 08/31/17	791,362
EUR	322,330	Hilding Anders, EUR Term Loan B, 4.794%, due 04/24/15	360,000
SEK	25,187,946	Hilding Anders, SEK Term Loan B, 5.763%, due 03/31/15	2,676,978
$3,980,670		Hillman Group (The), Inc., First Lien Term Loan, 5.000%, due 05/27/16	3,925,936
2,468,750		Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	2,437,891
			10,983,529
Insurance: 3.1%
1,882,016		AmWINS Group, Inc., Initial Term Loan, 4.592%, due 06/08/13	1,834,966
1,940,338		Applied Systems Inc., First Lien, 5.500%, due 12/08/16	1,899,105
400,000		Applied Systems Inc., Second Lien, 9.250%, due 06/07/17	386,000
EUR	1,675,000	CEP Group (Financiere CEP), Term Loan B, 5.697%, due 06/29/18	2,185,828
$2,483,000		HMSC Corporation, 1st Lien Term Loan, 2.510%, due 04/03/14	1,986,400
440,673		Hub International Limited, Delayed Draw Term Loan, 2.869%, due 06/13/14	421,945
2,068,133		Hub International Limited, Incremental Term Loan, 6.750%, due 06/13/14	2,057,793
1,960,382		Hub International Limited, Initial Term Loan, 2.869%, due 06/13/14	1,877,065
4,976,923		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, due 12/30/16	4,927,153
2,208,310		USI Holdings Corp., Term Loan B, 2.760%, due 05/05/14	2,140,681
588,000		USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	590,940
4,786,468		Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	4,698,717
827,916		Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	812,738
			25,819,331
Leisure, Amusement, Entertainment: 2.6%
5,710,530		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16	5,523,156

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Leisure, Amusement, Entertainment: (continued)
	$1,221,225	Alpha D2 Limited (Formula One World Championship Limited), Term Loan B1, 2.526%, due 12/31/13	$1,165,659
776,403		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.526%, due 12/31/13	741,076
1,805,933		AMF Bowling Worldwide, Inc., First Lien Term Loan, 2.760%, due 06/07/13	1,521,499
5,984,304		Cedar Fair, L.P., Term Loan B, 4.000%, due 12/15/17	5,988,008
985,000		Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	978,844
GBP	798,000	London Arena & Waterfront Finance LLC (a.k.a. “The O2”), Term Loan, 5.453%, due 06/29/18	1,196,406
	$2,179,064	NEP II, INC, Term Loan B, 3.619%, due 02/16/17	2,091,901
1,990,000		The Weather Channel, Term Loan B, 4.250%, due 02/13/17	1,985,855
			21,192,404
Lodging: 0.4%
960,000		Audio Visual Services Corporation, 1st Lien Term Loan, 2.620%, due 02/28/14	796,799
EUR	1,250,000	Scandic Hotels AB, Term Loan B2 (EUR), 3.833%, due 07/09/15	1,351,998
EUR	1,250,000	Scandic Hotels AB, Term Loan C2 (EUR), 3.833%, due 07/08/16	1,351,998
			3,500,795
Machinery: 1.5%
	$2,355,388	Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	2,353,916
EUR	1,059,446	Kion Group GMBH, Term Loan B EURO, 4.697%, due 12/23/14	1,092,006
	$515,014	Kion Group GMBH, Term Loan B2 (USD tranche), 3.760%, due 12/23/14	385,746
EUR	995,697	Kion Group GMBH, Term Loan C EURO, 4.947%, due 12/23/15	1,026,298
	$515,014	Kion Group GMBH, Term Loan C2 (USD tranche), 4.010%, due 12/23/15	385,746
EUR	2,000,000	Terex Corporation, Term Loan Euro Tranche, 6.032%, due 04/28/17	2,685,521
	$4,000,000	Terex Corporation, Term Loan, 5.500%, due 04/28/17	4,015,000
			11,944,233
Mining, Steel, Iron & Nonprecious Metals: 2.1%
6,348,000		Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17	6,348,000
5,136,188		Novelis Inc., Term Loan B, 3.750%, due 03/10/17	5,074,126
1,645,750		U.S. Silica Company, Term Loan, 4.750%, due 06/01/17	1,646,779
4,047,103		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	3,981,969
			17,050,874
North American Cable: 3.7%
2,080,841		Atlantic Broadband, Term Loan B, 4.000%, due 03/08/16	2,018,416
2,183,500		Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	2,145,289
1,588,000		Knology Inc, Term Loan B, 4.000%, due 08/18/17	1,549,293
8,002,920		Mediacom Broadband LLC, Term Loan D-1, 1.950%, due 01/30/15	7,582,766
3,528,000		Mediacom LLC Group, Term Loan D, 5.500%, due 03/31/17	3,487,209
3,950,000		Mediacom LLC Group, Term Loan E, 4.500%, due 10/23/17	3,846,313

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
North American Cable: (continued)
	$4,658,325		San Juan Cable LLC, ‘1st Lien, 6.000%, due 06/09/17	$4,623,388
	5,665,966		Wideopenwest Finance, LLC, ‘1st Lien Term Loan, 2.755%, due 06/27/14	5,379,126
				30,631,800
	Oil & Gas: 1.5%
	2,984,496		CCS Inc., $1300MM Term Loan, 3.369%, due 11/14/14	2,725,839
	5,949,255	(4)	Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16	5,872,408
	1,106,561		Hercules Offshore, LLC, Term Loan Facility, 7.500%, due 07/11/13	1,080,972
	2,920,000		MEG Energy Corp., New Term Loan, 4.000%, due 03/16/18	2,893,539
				12,572,758
Other Broadcasting and Entertainment: 0.8%
	6,432,411		Getty Images, Inc, Term Loan B, 5.250%, due 11/07/16	6,456,533
				6,456,533
Other Telecommunications: 4.4%
	1,985,000		Alaska Communications Systems Holdings, Inc., Term Loan, 5.500%, due 10/21/16	1,898,984
	7,530,337		Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18	7,278,544
	2,700,000		Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19	2,613,938
	1,000,000		Consolidated Communications, Inc., Initial Term-2 Loan, 4.010%, due 12/31/17	925,000
	4,403,194	(2)(4)	Hawaiian Telcom Communications, Inc., Term Loan, 9.000%, due 11/01/15	4,458,233
	4,230,000		Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18	4,113,675
	4,178,982		MetroPCS Wireless, Inc., Term Loan B-3, 4.028%, due 03/16/18	4,078,428
	3,000,000		Neustar, Inc., Term Loan, 5.000%, due 11/07/18	3,003,726
	1,376,314		NTELOS Inc., New Term Loan, 4.000%, due 08/07/15	1,356,816
	995,000		PAETEC Holding Corp, Term Loan B, 5.750%, due 05/31/18	990,025
	3,086,098	(4)	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17	2,914,434
EUR	2,500,000	(4)	Wind Telecommunicazioni S.P.A., Term Loan B1 5.446%, due 12/15/17	2,964,318
				36,596,121
Personal & Nondurable Consumer Products: 4.8%
	$3,044,700		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	2,964,777
	4,977,462		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	4,919,389
	2,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	2,273,356
	2,441,336		Bushnell, Inc., First Lien, 4.622%, due 08/23/13	2,307,063
	994,470		Fender Musical Instruments Corp., Delayed Draw, 2.510%, due 06/09/14	924,857
	1,968,339		Fender Musical Instruments Corp., Term Loan B, 2.510%, due 06/09/14	1,830,555
	5,087,250		Information Resources, Inc., Term Loan B, 5.000%, due 12/01/17	5,036,378
	2,226,512		Jarden Corporation, New Term Loan B, 3.260%, due 03/30/18	2,231,838

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Personal & Nondurable Consumer Products: (continued)
	$285,276		KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.500%, due 06/02/14	$243,674
	1,664,111		KIK Custom Products, Inc., $US First Lien Term Loan, 2.500%, due 06/02/14	1,421,429
	831,250		KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, due 05/30/14	789,688
	3,990,000		Revlon Consumer Products Corporation, Term Loan, 4.750%, due 11/17/17	3,962,569
	4,007,170		Spectrum Brands, Inc., Term Loan B, 5.001%, due 06/17/16	4,013,481
	4,166,306		SRAM, LLC, First Lien Term Loan, 4.764%, due 06/07/18	4,145,474
	357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18	359,288
	173,004		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.250%, due 07/07/17	168,463
	1,668,180		Totes Isotoner Corporation, First Ln Term Loan, 7.257%, due 07/07/17	1,624,390
				39,216,669
Personal, Food & Miscellaneous: 5.1%
	2,936,842		Bojangles Restaurants, Inc., Term Loan, 8.008%, due 08/17/17	2,848,737
EUR	2,605,313		Burger King Corporation, Term Loan B EUR, 4.750%, due 10/19/16	3,449,741
	$3,415,054		Burger King Corporation, Term Loan B USD, 4.500%, due 10/19/16	3,393,710
	4,917,163	(4)	Dennys, Inc, Term Loan B, 5.250%, due 09/30/16	4,904,870
	1,692,786		DineEquity Inc., Term Loan B, 4.250%, due 10/19/17	1,684,322
	3,493,644		Dunkin Brands, Inc., Term Loan B, 4.000%, due 11/23/17	3,440,366
	1,194,000		Michael Foods, Term Loan B, 4.250%, due 02/23/18	1,182,060
	2,475,000		N.E.W. Customer Services Companies, Inc., First Lien Term Loan, 6.000%, due 03/23/16	2,428,594
	2,977,500		NBTY, Inc., Term Loan B, 4.250%, due 10/02/17	2,943,074
	671,679		OSI Restaurant Partners, Inc., Pre-Funded Revolver, 2.392%, due 06/14/13	641,034
	6,650,330		OSI Restaurant Partners, Inc., Term Loan B, 2.580%, due 06/14/14	6,346,908
	4,179,305		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	4,116,616
	4,399,615		Wendys/Arbys Restaurants, LLC, Term Loan, 5.000%, due 05/24/17	4,397,780
				41,777,812
Printing & Publishing: 6.5%
	440,928		Black Press, Ltd., Term Loan B1, 2.523%, due 08/02/13	421,086
	267,706		Black Press, Ltd., Term Loan B2, 2.523%, due 08/02/13	255,659
	798,755		Caribe Media Inc., Term Loan, 10.000%, due 11/18/14	339,471
	9,880,804		Cengage Learning, Inc., Term Loan B, 2.510%, due 07/03/14	8,363,172
	4,357,125		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	4,295,397
	1,665,933		CW Acquisition Limited Partnership, Term Loan C, 6.503%, due 07/13/16	1,646,497
	2,072,744		Dex Media East, LLC, Term Loan, 2.940%, due 10/24/14	1,005,281

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Printing & Publishing: (continued)
$1,881,104			Dex Media West, LLC, TERM LOAN due 10/24/2014, 7.250%, due 10/24/14	$1,105,149
EUR	314,888		Flint Group Holdings S.A.R.L., EUR Term Loan B8 AEB, 5.998%, due 05/29/15	373,019
EUR	351,778		Flint Group Holdings S.A.R.L., EUR Tranche B9, 5.998%, due 12/30/16	416,719
$841,151			Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.798%, due 12/31/14	740,213
353,279			Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.798%, due 12/31/14	310,886
2,333,333			Flint Group Holdings S.A.R.L., Term Loan B9, 4.798%, due 05/29/15	2,053,333
1,277,104			Flint Group Holdings S.A.R.L., Term Loan C7, 4.798%, due 12/31/15	1,123,852
1,185,584			Intermedia Outdoor, Inc., 1st lien Term Loan, 3.119%, due 01/31/13	1,117,413
EUR	1,369,639		Mediannuaire Holding, Term Loan B3 (extended), 4.280%, due 10/12/15	532,358
EUR	1,486,320		Mediannuaire Holding, Term Loan C2 (extended Term Loan B3 lenders), 4.280%, due 10/12/15	577,710
$4,761,595			Merrill Communications, LLC, New Term Loan B-DD, 7.500%, due 12/24/12	4,577,083
1,771,936			Nelson Canada, ‘1ST LIEN-C$ 330 mm, 2.869%, due 07/03/14	1,426,409
EUR	533,360		PagesJaunes Groupe SA, Term Loan A3, 4.704%, due 09/11/15	478,943
AUD	17,320,730		PBL Media, Term Loan B, 7.028%, due 02/05/13	15,171,309
$1,650,388			Penton Media, Inc, Term Loan B, 5.000%, due 08/01/14	1,006,737
3,954,362			R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	1,542,201
6,232,632			SuperMedia, Inc., Term Loan, 11.000%, due 12/31/15	2,887,354
985,535			Thomas Nelson Publishers, Term Loan, 9.000%, due 06/14/16	962,129
1,569,928			Yell Group PLC, New Term Loan B1, 4.010%, due 07/31/14	419,956
				53,149,336
Radio and TV Broadcasting: 6.5%
5,000,000			Clear Channel Communications, Inc., Term Loan B, 3.910%, due 01/28/16	3,739,585
1,338,663		(4)	CMP KC, LLC, Term Loan B, due 10/03/12	95,045
6,000,000			Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18	5,869,999
2,000,000			Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, due 02/11/19	1,900,000
1,450,000		(4)	Entercom Communications Corporation, Term loan B, due 11/22/18	1,446,980
1,768,264			FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,731,793
5,340,901			HIT Entertainment, Inc., 1st Lien Term Loan, 5.495%, due 06/01/12	5,296,395
3,147,535			Hubbard Radio LLC, 1st Lien Term Loan B, 5.250%, due 04/28/17	3,108,191
285,714			Hubbard Radio LLC, 2nd Lien Term Loan C, 8.750%, due 04/30/18	285,000
577,688			Nexstar Broadcasting, Inc., Mission Term Loan B, 5.000%, due 09/30/16	574,799
1,401,068			Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	1,394,062

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: (continued)
$997,500			Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	$957,600
1,360,935			Regent Communications, New Term Loan, 5.250%, due 04/27/14	1,303,945
28,312,965			Univision Communications, Inc., Extended Term Loan, 4.510%, due 03/31/17	25,446,278
				53,149,672
Retail Stores: 13.0%
6,000,000			Academy Ltd., Term Loan, 6.000%, due 08/03/18	5,913,750
4,469,962			Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17	4,467,168
4,985,000		(4)	Bass Pro Group, LLC, Term Loan B, 5.250%, due 06/13/17	4,872,838
10,200,000			BJs Wholesale Club, First Lien Term Loan, 7.000%, due 09/27/18	10,219,125
3,093,750			BJs Wholesale Club, Second Lien Term Loan, 10.000%, due 03/27/19	3,109,219
4,937,500			Burlington Coat Factory, Term Loan B, 6.250%, due 02/23/17	4,824,091
4,824,674			Claires Stores, Inc., Term Loan B, 3.027%, due 05/29/14	4,167,312
3,889,756			FTD, Inc, Term Loan B, 4.750%, due 06/06/18	3,821,685
5,875,000			General Nutrition Centers, Inc., Term Loan B, 4.250%, due 03/02/18	5,757,500
3,782,785			Guitar Center, Inc., Extended Term Loan maturing 04/17, 5.620%, due 04/10/17	3,326,150
4,003,022		(4)	Harbor Freight Tools USA, Inc., Term Loan Facility, 6.500%, due 12/22/17	3,988,011
4,228,750			J. Crew, Term Loan B, 4.750%, due 03/07/18	3,882,897
5,872,994			Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18	5,660,098
1,588,000			Leslies Poolmart, Inc., Tranche B Term Loan Facility, 4.500%, due 11/21/16	1,558,225
EUR	530,263		Maxeda DIY Group B.V., Term Loan B1, 4.117%, due 06/29/15	582,437
EUR	719,737		Maxeda DIY Group B.V., Term Loan B2, 3.986%, due 08/01/15	790,554
EUR	530,263		Maxeda DIY Group B.V., Term Loan C1, 4.507%, due 06/27/16	582,437
EUR	719,737		Maxeda DIY Group B.V., Term Loan C2, 4.529%, due 08/01/16	790,554
$2,295,648			Michaels Stores, Inc., Term Loan B-2 (extending), 4.912%, due 07/31/16	2,232,995
11,963,834			Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18	11,528,649
6,138,000			Petco Animal Supplies, Inc., Term Loan, 4.500%, due 11/24/17	5,964,602
1,168,558			Pilot Travel Centers LLC, Term Loan B, 4.250%, due 03/30/18	1,168,923
2,078,718		(4)	Rite Aid Corporation, Tranche 2 Term Loan due 2014, 2.007%, due 06/04/14	1,968,286
1,665,529		(4)	Rite Aid Corporation, Tranche 5 Term Loan due 2014, due 03/02/18	1,582,253
1,492,500			Savers, New Term Loan, 4.250%, due 03/03/17	1,484,105
3,119,415			The Gymboree Corporation, Term Loan B, 5.000%, due 02/23/18	2,812,153
4,794,412			Toys “R” Us, Inc., Term Loan B-1, 6.000%, due 09/01/16	4,756,057
1,393,000			Toys “R” Us, Inc., Term Loan B-2, 5.250%, due 05/25/18	1,365,140
EUR	1,863,011		Vivarte S.A.S., Term Loan B1, 3.090%, due 03/09/15	1,887,995
EUR	1,863,011		Vivarte S.A.S., Term Loan C1, 3.715%, due 03/08/16	1,887,995
				106,953,204

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Satellite: 1.2%
	$3,000,000		DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	$2,988,750
	6,974,975		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	6,929,638
				9,918,388
Telecommunications Equipment: 1.9%
	5,981,132		CommScope, Inc., Term Loan B, 5.000%, due 01/14/18	5,948,732
	6,247,912		Syniverse Holdings, Inc., Term Loan, 5.250%, due 12/21/17	6,240,103
EUR	1,500,000		TDF SA, Extended Term Loan B, 4.947%, due 01/29/16	1,655,778
EUR	1,500,000		TDF SA, Term Loan C, 4.197%, due 01/29/16	1,655,778
				15,500,391
	Utilities: 6.1%
	$3,584,494		AES Corporation, Term Loan Facility, 4.250%, due 06/01/18	3,554,251
	4,378,000		Calpine Corp, Term Loan B-1, 4.500%, due 04/02/18	4,250,767
	3,700,000		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16	3,703,082
	3,700,000		Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16	3,729,600
	610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.813%, due 05/01/14	557,603
	2,791,969		Great Point Power, LLC, Term Loan B1, 4.250%, due 03/10/17	2,736,130
	3,000,000	(4)	Longview Power, LLC, Extended Term Loan, due 10/31/17	2,630,001
	3,990,000		NRG Energy, Inc., New Term Loan, 4.000%, due 07/02/18	3,970,050
	2,795,455		Race Point Power, Term Loan, 7.750%, due 01/11/18	2,767,500
	32,080,819		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.748%, due 10/10/17	21,073,088
	1,500,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan Facility, 4.619%, due 12/15/14	1,410,000
				50,382,072
			Total Senior Loans (Cost $1,217,427,726)	1,163,714,950
Other Corporate Debt: 0.4%
Cargo Transport: 0.0%
	$297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, due 08/07/13	$80,178
				80,178
Chemicals, Plastics & Rubber: 0.3%
	2,629,774	(4)	Lyondell Chemical Company, Third Lien Senior Secured Notes, due 05/01/18	2,846,731
				2,846,731
Radio and TV Broadcasting: 0.1%
	455,791		Regent Communications, New PIK Loan, 12.000%, due 10/27/14	410,212
				410,212
			Total Other Corporate Debt (Cost $3,530,925)	3,337,121

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

Equities and Other Assets: 1.0%

		Description	Value
(1), (@), (R)		Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R)		Ascend Media (Residual Interest)	—
(@), (R)		Block Vision Holdings Corporation (719 Common Shares)	—
(2), (@)		Caribe Media Inc. (799 Common Shares)	—
(2), (@), (R)		Cedar Chemical (Residual Interest)	—
(@)		Cumulus Media (117,133 Class A Common Shares)	356,084
(2), (@), (R)		Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@), (R)		Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@)		Faith Media Holdings, Inc. (Residual Interest)	—
(2), (@), (R)		Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@), (R)		Gainey Corporation (Residual Interest)	—
(@)		Global Garden (138,579 Class A3 Shares)	—
(@)		Global Garden (14,911 Class A1 Shares)	—
(@)		Glodyne Technoserve, Ltd. (92,471 Common Shares)	451,683
(@)		Glodyne Technoserve, Ltd. (Escrow Account)	—
(2), (@), (R)		Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)		Hawaiian Telcom (31,238 Common Shares)	468,570
(2), (@), (R)		Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@)		Mega Brands Inc. (9,788 Common Shares)	84,270
(@)		Metro-Goldwyn-Mayer, Inc. (351,820 Common Shares)	6,772,535
(@)		Northeast Biofuels (Residual Interest)	—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)	305,205
(2), (@), (R)		Supermedia, Inc. (32,592 Common Shares)	63,880
(2), (@), (R)		US Office Products Company (Residual Interest in Bankruptcy Estate)	—
(2), (@)		US Shipping Partners, L.P. (19,404 Common Shares)	—
(2), (@)		US Shipping Partners, L.P. (275,292 Contingency Rights)	—
		Total for Equities and Other Assets (Cost $10,039,031)	8,502,252

		Total Investments (Cost $1,230,997,682)**	$1,175,554,323
		Other Assets and Liabilities — Net	(351,930,243)
		Net Assets	$823,624,080

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

(3)	Loan is on non-accrual basis.
(4)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,231,683,735.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$5,390,206
	Gross Unrealized Depreciation	(61,519,618)
	Net Unrealized Depreciation	$(56,129,412)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the Trust’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/11
Asset Table
Investments, at value
Senior Loans	$—	$1,162,037,181	$1,677,769	$1,163,714,950
Other Corporate Debt	—	2,926,909	410,212	3,337,121
Equities and Other Assets	972,804	6,772,535	756,913	8,502,252
Total Investments, at value	$972,804	$1,171,736,625	$2,844,894	$1,175,554,323
Other Financial Instruments+
Forward foreign currency contracts	—	801,225	—	801,225
Total Assets	$972,804	$1,172,537,850	$2,844,894	$1,176,355,548
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(238,243)	$—	$(238,243)
Unfunded commitments	$—	$(12,208)	$—	$(12,208)
Total Liabilities	$—	$(250,451)	$—	$(250,451)

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust’s assets and liabilities during the periodended November 30, 2011:

	Beginning Balance at 02/28/11	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$3,230,802	$—	$—	$—	$—	$(344,133)
Other Corporate Debt	363,879	34,127	—	—	—	12,206
Equities and Other Assets	2,323,529	—	(1,688,853)	—	270,827	(148,590)
Total	$5,918,210	$34,127	$(1,688,853)	$—	$270,827	$(480,517)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 11/30/11
Senior Loans	$95,045	$(1,303,945)	$1,677,769
Other Corporate Debt	—	—	410,212
Equities and Other Assets	—	—	756,913
Total	$95,045	$(1,303,945)	$2,844,894

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(454,574).

^      See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+      Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options.

Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust’s policy is to recognize transfers between levels at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2011 (Unaudited) (continued)

At November 30, 2011 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar			USD
	AUD 19,145,000	Sell	12/13/11	$19,384,121	$19,622,364	$(238,243)
State Street Bank	British Pound Sterling GBP 5,367,000	Sell	12/31/11	8,550,749	8,424,807	125,942
State Street Bank	Euro EUR 52,466,000	Sell	12/13/11	71,135,974	70,501,444	634,530
State Street Bank	Sweden Kronor SEK 22,073,000	Sell	12/13/11	3,297,214	3,256,461	40,753
				$102,368,058	$101,805,076	$562,982

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012